RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restricted Cash	$ 15.0	$ 21.6
Average Restriction on Cash and Due From Bank Accounts	0.0	$ 0.0
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	983.3
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 255.9